UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JLS	Nuveen Mortgage Opportunity Term Fund Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 136.5% (98.8% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 125.7% (91.0% of Total Investments)

$3,200	280 Park Avenue Mortgage Trust, Series 2017-280P, 144A, (1-Month LIBOR reference rate + 2.119% spread), (3)	4.038%	9/15/34	BB–	$3,200,051
1,837	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	1,841,113
750	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.644%	1/25/47	A	745,819
1,410	Angel Oak Mortgage Trust, Series 2017-2, 144A	2.478%	7/25/47	AAA	1,385,701
1,557	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	1,389,023
3,125	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.596%	4/14/33	BB–	2,935,337
5,330	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	4,360,591
4,104	Bank of America Funding Trust, 2007-A 2A1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.057%	2/20/47	CCC	3,959,241
5,249	Bayview Opportunity Master Fund Trust, 2017-CRT1, 144A, (1-Month LIBOR reference rate + 2.150% spread), (3)	4.027%	10/25/28	BBB	5,259,730
2,427	Bayview Opportunity Master Fund Trust, 2017-CRT2, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.877%	11/25/27	BBB	2,427,284
318	Bayview Opportunity Master Fund Trust, 2017-RN7, 144A	3.105%	9/28/32	N/R	316,541
3,230	Bayview Opportunity Master Fund Trust, 2017-RN8, 144A	3.352%	11/28/32	N/R	3,220,207
3,225	BB UBS Trust, Series 2012-SHOW, 144A	4.026%	11/05/36	Baa1	3,057,709
4,027	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1, (1-Month LIBOR reference rate + 0.180% spread), (3)	2.077%	3/25/37	Caa3	3,856,009
2,057	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	3.842%	2/25/47	N/R	1,942,854
2,195	BENCHMARK 2018-B1 Mortgage Trust, 144A	2.750%	1/15/51	BBB–	1,699,870
3,428	Chaseflex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	2.177%	5/25/37	CCC	3,285,290
730	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	551,006
981	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50	BBB–	786,281
2,275	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD4, 144A	3.300%	5/10/50	BBB–	1,848,971
696	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	3.792%	3/25/36	Caa2	648,546
719	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.959%	8/25/35	Caa2	658,465
859	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	3.667%	7/25/37	Caa2	841,928
315	Commercial Mortgage Pass-Through Certificates 2012-CR3, 144A	4.755%	10/15/45	A–	301,238
3,250	Commercial Mortgage Pass-Through Certificates Series CR5 A4, 144A	4.320%	12/10/45	Baa3	2,894,524
2,700	Commercial Mortgage Pass-Through Certificates, Series 2017-CR9, 144A	4.262%	7/10/45	BBB–	2,309,144
1,130	Core Industrial Trust, Series 2015-CALW, 144A	3.850%	2/10/34	B	1,076,875
418	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	308,576
3,583	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1, (1-Month LIBOR reference rate + 0.140% spread), (3)	2.037%	8/25/37	Caa2	3,216,984
1,272	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	3.384%	3/20/36	Caa3	1,099,070
814	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.754%	2/20/36	Caa2	767,402
3,014	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	3.307%	11/20/35	Caa3	2,741,620
625	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.995%	5/25/36	N/R	585,096
3,910	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.797%	4/15/50	BBB–	3,438,343

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$4,700	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.357%	8/15/48	BBB–	$3,709,901
2,600	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 5.900% spread), (3)	7.797%	10/25/28	B+	3,053,789
1,500	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.097%	8/25/30	B	1,508,110
1,650	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3)	4.897%	10/25/29	B1	1,750,147
3,780	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, (1-Month LIBOR reference rate + 5.250% spread), (3)	7.147%	10/25/23	BBB–	4,399,280
2,108	Fannie Mae REMIC Pass-Through Certificates	0.000%	6/25/36	Aaa	1,796,440
2,431	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.447%	4/25/28	BB–	2,739,802
451	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.700% spread), (3)	7.597%	4/25/28	B	522,752
3,425	Fannie Mae, Connecticut Avenue Securities s, Series 2016-C04, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.147%	1/25/29	Ba1	3,876,511
1,872	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.550% spread), (3)	6.447%	2/25/25	BBB–	2,031,709
548	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.897%	7/25/25	B	623,988
2,871	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.897%	7/25/25	BB	3,211,024
2,969	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 10.750% spread), (3)	12.647%	1/25/29	N/R	3,989,496
2,448	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.347%	1/25/29	B+	2,736,835
3,800	Fannie Mae, Connecticut Avenue Securities, Series 2016-C06, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.147%	4/25/29	B+	4,307,480
1,674	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07, (1-Month LIBOR reference rate + 9.500% spread), (3)	11.397%	5/25/29	N/R	2,182,468
1,209	Fannie Mae, Connecticut Avenue Securities, Series 2017-C01, (1-Month LIBOR reference rate + 5.750% spread), (3)	7.647%	7/25/29	N/R	1,411,863
6,445	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02, (1-Month LIBOR reference rate + 5.500% spread), (3)	7.397%	9/25/29	N/R	7,115,407
4,100	Fannie Mae, Connecticut Avenue Securities, Series 2017-C03, (1-Month LIBOR reference rate + 4.850% spread), (3)	6.747%	10/25/29	N/R	4,517,038
1,645	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 2.850% spread), (3)	4.747%	11/25/29	B	1,712,951
5,114	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 5.050% spread), (3)	6.947%	11/25/29	N/R	5,481,965
3,380	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.097%	1/25/30	B3	3,424,009
3,745	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 3.600% spread), (3)	5.497%	1/25/30	N/R	3,749,688
3,600	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 3.650% spread), (3)	5.547%	9/25/29	B	3,917,258
4,265	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.150% spread), (3)	6.047%	2/25/30	N/R	4,422,836
3,400	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.347%	2/25/30	N/R	3,481,332
2,035	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.347%	5/25/30	N/R	2,091,980
1,815	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.397%	5/25/30	B	1,843,105
4,414	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 4.000% spread), (3)	5.897%	5/25/30	N/R	4,530,677
2,435	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	2,045,783
1,517	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,274,545
1,999	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	3.394%	9/25/35	Caa2	1,920,581
17,710	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	Aaa	2,248,596

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$4,045	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass-Through Certificates, Series K720, 144A	3.505%	7/25/22	Baa3	$3,875,193
3,250	Freddie Mac MultiFamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	Aaa	3,200,776
3,175	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, 144A	4.082%	8/25/47	A3	3,157,855
1,531	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K31, 144A	3.742%	7/25/46	Baa1	1,495,706
2,000	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.266%	2/25/46	A3	2,004,602
3,160	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.810%	1/25/48	BBB–	3,030,469
1,295	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.980%	1/25/47	Baa1	1,283,368
1,288	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K54, 144A	4.189%	4/25/48	BBB–	1,257,674
1,299	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K56, 144A	4.073%	6/25/49	BBB–	1,256,096
1,400	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722, 144A	3.966%	7/25/49	BBB–	1,361,381
1,305	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K68, 144A	3.976%	8/25/27	Baa2	1,201,897
980	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB	970,748
1,740	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K725, 144A	4.012%	2/25/50	BBB	1,682,989
905	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.764%	11/25/50	BBB–	853,828
1,095	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.854%	10/25/49	BBB	1,029,494
2,153	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF30, 144A, (1-Month LIBOR reference rate + 3.250% spread), (3)	5.133%	3/25/27	N/R	2,207,678
1,390	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A	3.992%	12/25/50	BBB–	1,287,212
1,783	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A, (1-Month LIBOR reference rate + 2.550% spread), (3)	4.433%	6/25/27	N/R	1,792,075
2,220	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF40, 144A, (1-Month LIBOR reference rate + 2.700% spread), (3)	4.583%	11/25/27	N/R	2,246,561
6,745	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.064%	10/25/44	Aaa	998,089
4,406	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.130%	10/25/44	Aaa	656,191
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.909%	1/25/43	Aaa	121,334
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.812%	11/25/40	Aaa	1,209,717
22,841	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.714%	7/25/41	Aaa	1,708,730
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.782%	9/25/41	Aaa	1,293,190
13,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	1,456,458
19,158	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K049, (I/O)	1.603%	10/25/43	Aaa	1,795,214
4,220	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K061, (I/O)	2.205%	5/25/27	Aaa	638,670
6,516	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K065, (I/O)	2.257%	7/25/45	Aaa	1,028,423
31,850	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, (I/O)	1.851%	1/25/42	Aaa	1,341,226
13,450	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	778,280

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$775	Freddie Mac MultiFamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.714%	1/25/47	A–	$777,672
3,800	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.650% spread), (3)	4.547%	12/25/29	B	3,918,049
2,600	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.900% spread), (3)	5.797%	4/25/29	B	2,906,060
3,910	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.350% spread), (3)	6.247%	9/25/30	N/R	3,874,277
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.675%	8/25/40	Aaa	339,970
4,362	FREMF 2016-K504 Mortgage Trust, 144A	3.135%	9/25/20	N/R	4,281,638
895	FREMF 2018-K730 Mortgage Trust, 144A	3.926%	2/25/50	BBB	844,610
4,900	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	B–	4,945,484
301	Ginnie Mae Mortgage Pool	3.000%	1/20/40	Aaa	281,587
450	Ginnie Mae Mortgage Pool	3.000%	2/16/40	Aaa	415,247
1,760	Ginnie Mae Mortgage Pool	3.000%	11/20/41	Aaa	1,630,114
1,535	Ginnie Mae Mortgage Pool	2.500%	9/20/42	Aaa	1,352,384
1,650	Ginnie Mae Mortgage Pool	3.500%	8/16/43	Aaa	1,625,413
783	Ginnie Mae Mortgage Pool	3.000%	3/20/44	Aaa	719,358
2,557	Ginnie Mae Mortgage Pool	3.500%	8/20/44	Aaa	2,514,556
2,542	Ginnie Mae Mortgage Pool	3.000%	9/20/44	Aaa	2,370,033
2,005	Ginnie Mae Mortgage Pool, (I/O)	4.000%	9/16/26	Aaa	207,793
11,508	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	Aaa	1,069,555
1,943	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	3.017%	9/19/35	CC	1,508,455
2,343	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	N/R	2,106,106
1,831	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.879%	4/19/36	Caa3	1,724,791
3,497	Goldman Sachs GSAA Home Equity Trust, Series 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.347%	8/25/37	B1	3,316,673
1,275	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2017-500K, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	3.719%	7/15/32	N/R	1,278,969
218	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	3.574%	3/25/47	D	200,594
4,115	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2014-GC20, 144A	4.859%	4/10/47	BBB–	2,730,428
2,370	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	1,943,931
2,625	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS6, 144A	3.243%	5/10/50	BBB–	2,070,709
1,710	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	4.944%	1/10/47	A3	1,742,845
884	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	112,752
2,099	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.804%	5/25/37	D	1,823,938
1,447	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	3.411%	7/25/37	Caa2	1,346,990
2,439	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.551%	5/25/37	Ca	2,253,047
2,973	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.454%	8/25/35	Caa3	2,688,441
359	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	3.488%	11/25/35	Caa3	333,336
601	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.727%	6/25/36	Ca	556,678
1,300	InSite Issuer LLC, Series 2016-1A, 144A	6.414%	11/15/46	BB–	1,308,158
1,045	JPMBD Commercial Mortgage Securities Trust, Series 2016-C4, 144A	3.095%	12/15/49	BBB–	829,139
651	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	556,595
1,705	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.405%	8/15/46	Baa3	1,673,419
5,000	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	5,027,729
3,658	JPMorgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2014-C23, 144A	3.957%	9/15/47	BBB–	3,126,137
2,059	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	3.716%	10/25/36	Caa2	1,864,213

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$896	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.845%	6/25/36	Caa2	$853,267
4,944	LSTAR Securities Investment Ltd 2018-1, 144A, (1-Month LIBOR reference rate + 1.550% spread), (3)	3.457%	2/01/23	N/R	4,938,995
624	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-3, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.887%	4/01/22	N/R	624,437
1,675	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-6, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	3.657%	9/01/22	N/R	1,676,110
1,715	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-7, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	3.657%	10/01/22	N/R	1,717,243
1,696	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-8, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	3.557%	11/01/22	N/R	1,701,304
1,941	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (H15T1Y reference rate + 2.400% spread), (3)	4.640%	8/25/36	Caa2	1,896,123
2,830	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.734%	6/25/37	N/R	2,347,316
4,335	MFRA Trust, Series 2017-NPL1, 144A	3.352%	11/25/47	N/R	4,307,605
2,045	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.247%	10/12/52	Caa1	298,366
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.247%	10/12/52	Ca	101,245
2,561	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	Ba2	2,583,220
2,025	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29, 144A	6.166%	1/11/43	BBB–	2,025,000
1,510	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2, 144A	3.000%	11/15/49	BBB–	1,192,484
5,205	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CLS, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	4.519%	11/15/34	B3	5,221,008
5,030	Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, 144A	3.865%	9/13/39	BB–	4,682,478
1,927	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.619%	3/25/36	Caa3	1,691,651
383	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-15AR	3.457%	11/25/37	CCC	354,388
2,522	Mortgage IT Trust, Mortgage-Backed Notes , Series 2006-1, (1-Month LIBOR reference rate + 0.200% spread), (3)	2.097%	4/25/36	Ca	2,239,060
517	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	514,538
1,125	Oak Hill Advisors Residential Loan Trust , Series 2017-NPL1, 144A	3.000%	6/25/57	N/R	1,118,134
1,759	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1, (1-Month LIBOR reference rate + 0.300% spread), (3)	2.197%	4/25/36	CCC	1,697,233
3,815	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.385%	9/25/35	Caa3	3,391,595
2,260	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	2,178,153
1,113	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	4.109%	5/25/35	Caa3	898,490
852	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.471%	1/25/36	Caa3	734,142
2,961	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	2,738,375
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2, (1-Month LIBOR reference rate + 0.290% spread), (3)	2.187%	2/25/36	Aa3	7,078,185
1,484	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates Series 2007-SA3	4.800%	7/27/37	N/R	1,316,181

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$915	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	4.747%	9/25/36	N/R	$738,848
1,683	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	4.198%	4/25/37	Caa2	1,609,266
930	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	4.679%	8/25/36	N/R	866,750
3,051	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.470%	2/20/47	N/R	2,714,571
3,378	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1, (1-Month LIBOR reference rate + 0.190% spread), (3)	2.087%	7/25/37	CCC	3,259,527
3,798	Structured Agency Credit Risk Debt Notes, 2013-DN2, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.147%	11/25/23	BB	4,225,433
1,141	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, (1-Month LIBOR reference rate + 9.200% spread), (3)	11.097%	10/25/27	N/R	1,539,057
499	Structured Agency Credit Risk Notes, Series 2015-HQA1	10.697%	3/25/28	N/R	628,433
2,256	Structured Agency Credit Risk Notes, Series 2015-HQA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	12.397%	5/25/28	N/R	3,094,416
1,341	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 2.900% spread), (3)	4.797%	7/25/28	A2	1,375,866
4,340	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.447%	7/25/28	Ba1	5,267,929
250	Structured Agency Credit Risk Notes, Series 2016-DNA2	12.397%	10/25/28	N/R	344,847
1,550	Structured Agency Credit Risk Notes, Series 2016-DNA4, (1-Month LIBOR reference rate + 3.800% spread), (3)	5.697%	3/25/29	B+	1,731,842
4,880	Structured Agency Credit Risk Notes, Series 2016-HQA1, (1-Month LIBOR reference rate + 2.750% spread), (3)	4.647%	9/25/28	BBB+	4,992,837
1,975	Structured Agency Credit Risk Notes, Series 2016-HQA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.047%	11/25/28	Ba1	2,357,076
2,325	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 3.850% spread), (3)	5.747%	3/25/29	B+	2,592,883
2,497	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 9.000% spread), (3)	10.897%	3/25/29	N/R	3,078,322
1,784	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 8.750% spread), (3)	10.647%	4/25/29	N/R	2,122,528
1,650	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 11.250% spread), (3)	13.147%	10/25/29	N/R	1,851,051
1,000	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 3.450% spread), (3)	5.347%	10/25/29	B+	1,087,580
1,985	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.047%	10/25/29	N/R	2,238,281
4,777	Structured Agency Credit Risk Notes, Series 2017-DNA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.347%	3/25/30	N/R	5,102,600
1,800	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 3.550% spread), (3)	5.447%	8/25/29	B2	1,955,637
5,450	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.897%	8/25/29	N/R	5,839,382
3,900	Structured Agency Credit Risk Notes, Series 2017-HQA2, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.647%	12/25/29	N/R	4,095,989
750	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 12.750% spread), (3)	14.647%	8/25/29	N/R	840,584
2,475	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.247%	4/25/30	B2	2,506,389
410	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.347%	4/25/30	N/R	422,085
2,566	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.647%	10/25/24	BBB	2,861,480
925	Structured Agency Credit Risk Notes, Series 2017-HRP1, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.397%	12/25/42	N/R	856,113
938	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.839%	10/25/37	Caa1	892,078
2,009	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.678%	2/25/37	N/R	1,692,161
1,320	TMSQ Mortgage Trust, Series 2014-1500, 144A	3.835%	10/10/36	Baa1	1,246,275
3,000	US Residential Opportunity Fund Trust, Series 2017-1III, 144A	3.352%	11/27/37	N/R	2,992,662
2,645	VeriCrest Opportunity Loan Transferee, Series 2017-NP11, 144A	4.625%	10/25/47	N/R	2,609,257

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,111	VeriCrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	3.250%	5/25/47	N/R	$1,106,295
4,521	VeriCrest Opportunity Loan Transferee, Series 2017-NPL3, 144A	3.500%	3/25/47	N/R	4,521,912
2,541	VeriCrest Opportunity Loan Transferee, Series 2017-NPL4, 144A	3.375%	4/25/47	N/R	2,535,444
2,600	VeriCrest Opportunity Loan Transferee, Series 2017-NPL5, 144A	5.375%	5/28/47	N/R	2,600,749
4,990	VeriCrest Opportunity Loan Transferee, Series 2017-NPL7, 144A	5.375%	6/25/47	N/R	4,990,818
2,275	VeriCrest Opportunity Loan Transferee, Series 2017-NPL8, 144A	5.000%	6/25/47	N/R	2,275,697
766	VeriCrest Opportunity Loan Transferee, Series 2017-NPL9, 144A	3.125%	9/25/47	N/R	761,915
2,250	VNO Mortgage Trust, Series 2012-6AVE, 144A	3.337%	11/15/30	A–	2,224,760
2,204	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B+	2,226,373
1,366	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.981%	4/15/47	B3	1,389,450
1,902	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	A+	1,940,205
3,825	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.287%	10/15/44	B3	2,351,087
1,120	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	3.021%	11/25/36	D	1,067,983
1,718	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.831%	1/25/37	N/R	1,618,633
3,884	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, (12MTA reference rate + 0.820% spread), (3)	2.102%	12/25/46	Caa3	3,511,083
1,154	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.057%	2/25/37	Caa3	926,867
1,547	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	1,268,749
3,695	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	3.080%	12/25/36	N/R	3,331,339
1,831	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7, (12MTA reference rate + 0.980% spread), (3)	2.358%	7/25/46	Caa3	1,739,555
2,350	Wells Fargo Commercial Mortgage Trust 2017-C39	4.118%	9/15/50	A–	2,282,109
2,335	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	4.542%	9/15/58	BBB–	2,045,986
4,850	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.101%	5/15/48	BBB–	4,328,837
734	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2016-BNK1, 144A	3.000%	8/15/49	BBB–	581,961
2,430	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	1,887,443
$689,452	Total Mortgage-Backed Securities (cost $486,263,843)				488,266,393

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 10.8% (7.8% of Total Investments)

$1,550	Alm Loan Funding Trust, Series 2013-7RA, 144A, (3-Month LIBOR reference rate + 4.040% spread), (3)	6.388%	10/15/28	Baa3	$1,584,156
2,620	Atlas Senior Loan Fund IX Ltd, 144A, (3-Month LIBOR reference rate + 2.550% spread), (3)	4.607%	4/20/28	BBB–	2,621,276
1,545	Avant Loans Funding Trust, Series 2017-B, 144A	3.380%	4/15/21	N/R	1,542,035
1,360	Avery Point CLO Limited, Series 2014-5A, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	5.453%	7/17/26	Baa3	1,360,256
755	BlueMountain Collateralized Loan Obligation, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.450% spread), (3)	5.809%	4/30/26	BBB	755,948
2,305	Bowman Park CLO Limited, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.350% spread), (3)	5.270%	11/23/25	BBB–	2,309,587
1,850	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2014-3A, 144A, (3-Month LIBOR reference rate + 3.270% spread), (3)	5.636%	7/27/26	Baa1	1,851,841
840	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2014-4A, 144A, (3-Month LIBOR reference rate + 3.600% spread), (3)	5.948%	10/15/26	Baa2	840,230

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$2,100	CIFC Funding Limited, Series 2014-3A, 144A, (3-Month LIBOR reference rate + 3.150% spread), (3)	5.512%	7/22/26	Baa3	$2,101,035
1,180	Honor Automobile Trust, Series 2016-1A, 144A	5.760%	4/15/21	BBB	1,205,339
2,500	Octagon Investment Partners XVII Ltd, 144A, (3-Month LIBOR reference rate + 2.500% spread), (3)	4.484%	1/25/31	BBB–	2,499,870
970	Octagon Investment Partners, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.848%	4/15/26	Baa2	970,114
4,041	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB+	4,034,256
774	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	3.480%	9/15/23	BBB–	771,724
780	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.853%	7/17/26	Baa3	780,239
5,500	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	4.490%	12/26/25	N/R	5,639,556
390	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	387,968
1,550	United Auto Credit Securitization Trust, Series 2017-1, 144A	5.090%	3/10/23	BB–	1,559,534
829	Vantage Data Centers Issuer LLC, 144A	4.072%	2/16/43	A–	836,929
2,600	Westlake Auto Receivables Trust, Series 2015-3A, 144A	5.890%	7/15/22	BB	2,627,014
2,000	Westlake Auto Receivables Trust, Series 2017-1A, 144A	5.050%	8/15/24	BB	2,022,326
3,595	Westlake Auto Receivables Trust, Series 2017-2A, 144A	3.280%	12/15/22	BBB	3,576,442
$41,634	Total Asset-Backed Securities (cost $41,994,416)				41,877,675
	Total Long-Term Investments (cost $528,258,259)				530,144,068

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.7% (1.2% of Total Investments)

	REPURCHASE AGREEMENTS – 1.7% (1.2% of Total Investments)

$6,554	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $6,554,752, collateralized by $6,540,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $6,690,348	0.740%	4/02/18		$6,554,213
	Total Short-Term Investments (cost $6,554,213)				6,554,213
	Total Investments (cost $534,812,472) – 138.2%				536,698,281
	Borrowings – (37.9)% (4), (5)				(147,200,000)
	Other Assets Less Liabilities – (0.3)% (6)				(1,235,437)
	Net Assets – 100%				$388,262,844

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S Treasury 10-Year Note	Short	(105)	6/18	$(12,704,808)	$(12,719,766)	$(14,958)	$(14,958)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$488,266,393	$—	$488,266,393
Asset-Backed Securities	—	41,877,675	—	41,877,675
Short-Term Investments:
Repurchase Agreements	—	6,554,213	—	6,554,213
Investments in Derivatives:
Futures Contracts*	(14,958)	—	—	(14,958)
Total	$(14,958)	$536,698,281	$—	$536,683,323
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of Investments	$528,364,543
Gross unrealized:
Appreciation	$17,405,551
Depreciation	(9,071,813)
Net unrealized appreciation (depreciation) of investments	$8,333,738

Tax cost of futures contracts	$(14,958)
Net unrealized appreciation (depreciation) of futures contracts	—

JLS	Nuveen Mortgage Opportunity Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Borrowings as a percentage of Total Investments is 27.4%.

(5)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(I/O)	Interest only security.

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

H15T1Y	U.S. Treasury Yield Curve Rate T Note Constant Maturity 1-Year.

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018